Reinsurance - Schedule of Effect of Reinsurance on Premiums Earned and Benefits Incurred (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Life insurance in- force
Direct earned premiums	$ 1,021,692	$ 1,052,444	$ 1,042,778
Premiums assumed	58,848	160,074	157,949
Premiums ceded	(900,228)	(164,977)	(165,260)
Net earned premiums	180,312	1,047,541	1,035,467
Direct policyholder benefits	1,242,649	964,486	1,204,257
Policyholder benefits assumed	41,136	165,504	167,519
Policyholder benefits ceded	(1,131,085)	(380,406)	(625,675)
Net policyholder benefits	152,700	749,584	746,101
Long Duration
Life insurance in- force
Direct earned premiums	213,720	209,379	202,992
Premiums assumed	4,585	8,365	8,400
Premiums ceded	(200,622)	(151,031)	(151,491)
Net earned premiums	17,683	66,713	59,901
Direct policyholder benefits	695,763	414,480	661,461
Policyholder benefits assumed	15,510	18,311	21,922
Policyholder benefits ceded	(672,214)	(373,603)	(616,370)
Net policyholder benefits	39,059	59,188	67,013
Short Duration
Life insurance in- force
Direct earned premiums	807,972	843,065	839,786
Premiums assumed	54,263	151,709	149,549
Premiums ceded	(699,606)	(13,946)	(13,769)
Net earned premiums	162,629	980,828	975,566
Direct policyholder benefits	546,886	550,006	542,796
Policyholder benefits assumed	25,626	147,193	145,597
Policyholder benefits ceded	(458,871)	(6,803)	(9,305)
Net policyholder benefits	$ 113,641	$ 690,396	$ 679,088